Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	$ 5,708	$ 5,502	$ 5,458
Charge Offs	(1,546)	(2,225)	(2,437)
Recoveries	33	31	31
Provision for loan losses	1,680	2,400	2,450
Ending balance,	5,875	5,708	5,502
Ending balance individually evaluated for impairment	293	53
Ending balance collectively evaluated for impairment	5,582	5,655
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	1,441	1,797
Charge Offs	(270)	(603)
Recoveries	0	9
Provision for loan losses	152	238
Ending balance,	1,323	1,441
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	1,323	1,441
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	3,025	3,183
Charge Offs	(1,196)	(1,488)
Recoveries	2	0
Provision for loan losses	2,059	1,330
Ending balance,	3,890	3,025
Ending balance individually evaluated for impairment	293	53
Ending balance collectively evaluated for impairment	3,597	2,972
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	898	119
Charge Offs	0	(40)
Recoveries	0	0
Provision for loan losses	(676)	819
Ending balance,	222	898
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	222	898
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	184	223
Charge Offs	0	(4)	(24)
Recoveries	0	0	0
Provision for loan losses	72	(35)
Ending balance,	256	184	223
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	256	184
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	160	180
Charge Offs	(80)	(90)	(59)
Recoveries	31	22	24
Provision for loan losses	73	48
Ending balance,	184	160	180
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	184	160
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge Offs	(1,466)	(2,131)	(2,354)
Recoveries	$ 2	$ 9	$ 7